Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss) attributable to Taro	$ 58,266	$ (386,653)	$ 244,241
Other comprehensive (loss) income:
Change in unrealized (loss) gain from marketable securities	(17,029)	7,738	(16,415)
Change in unrealized (loss) gain from hedging instruments	(315)	3,678	(2,513)
Foreign currency translation adjustments			(1)
Total other comprehensive income (loss) attributable to Taro	(17,344)	11,416	(18,929)
Total comprehensive income (loss) attributable to Taro	$ 40,922	$ (375,237)	$ 225,312